Segments (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule Of Revenues From Fee Based Service [Line Items]
Fees and Commissions	$ 6,669,080	$ 5,424,488	$ 4,300,506
e-commerce marketplace fees [Member]
Schedule Of Revenues From Fee Based Service [Line Items]
Fees and Commissions	4,255,268	3,249,096	2,147,008
Subscription service [Member]
Schedule Of Revenues From Fee Based Service [Line Items]
Fees and Commissions	2,255,980	1,956,982	1,894,896
Total [Member]
Schedule Of Revenues From Fee Based Service [Line Items]
Fees and Commissions	$ 6,511,248	$ 5,206,078	$ 4,041,904